Performance Management	Apr. 30, 2026
Dan IVES Wedbush AI Revolution ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Once the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.wedbushfunds.com/ives or by calling the Fund toll-free at (866) 597-9452.

Performance One Year or Less [Text]	Once the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Website Address [Text]	www.wedbushfunds.com/ives
Performance Availability Phone [Text]	(866) 597-9452
Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Once the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.wedbushfunds.com/funds/exeq or by calling the Fund toll-free at (866) 597-9452.

Performance One Year or Less [Text]	Once the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Website Address [Text]	www.wedbushfunds.com/funds/exeq
Performance Availability Phone [Text]	(866) 597-9452
Wedbush LAFFER|TENGLER New Era Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund was reorganized on or about April 13, 2026 from the LAFFER|TENGLER Equity Income ETF (the “Predecessor Fund”), a series of ETF Opportunities Trust, a Delaware statutory trust, into the Fund, a series of Wedbush Series Trust (the “Trust”), a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by Tuttle Capital Management, LLC. The Predecessor Fund commenced operations on August 8, 2023.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual returns for certain time periods compare with those of a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.wedbushfunds.com/funds/tglr or by calling the Fund toll-free at (866) 597-9452.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the periods shown, the highest quarterly return was 12.44% (quarter ended 6/30/2025) and the lowest quarterly return was -2.83% (quarter ended 3/31/2025).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.44%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(2.83%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2025
Performance [Table]
Return Before Taxes	1 Year	Since Inception*
Predecessor Fund	23.14%	18.94%
Return After Taxes on Distributions	22.77%	18.58%
Return After Taxes on Distributions and Sale of Fund Shares	13.92%	14.76%
S&P 500 Total Return Index (Primary Index)	17.88%	20.80%
Russell 1000 Value Index (Secondary Index)	16.15%	14.05%

____________

*        Fund commenced operations on August 8, 2023.

Performance Availability Website Address [Text]	www.wedbushfunds.com/funds/tglr
Performance Availability Phone [Text]	(866) 597-9452
Dan IVES Wedbush AI Power & Infrastructure ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

Once the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.wedbushfunds.com/funds/ivep or by calling the Fund toll-free at (866) 597-9452.

Performance One Year or Less [Text]	Once the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Website Address [Text]	www.wedbushfunds.com/funds/ivep
Performance Availability Phone [Text]	(866) 597-9452